UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [ ]; Amendment Number:
     This Amendment   [ ] is a restatement.
                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Basswood Capital Management, L.L.C.
Address:  645 Madison Avenue
          10th Floor
          New York, New York 10022

Form 13F File Number:  028-10569

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Matthew Lindenbaum
Title:  Managing Member
Phone:  (212) 521-9500

Signature, Place, and Date of Signing:

/s/ Matthew Lindenbaum     New York, New York       August 11, 2006
     [Signature]                [City, State]         [Date]


Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  6*

Form 13F Information Table Entry Total: 70

Form 13F Information Table Value Total: $1,631,731(in thousands)

List of Other Included Managers:

 No. Form 13F File No. Name
 1   028-10565         Basswood Financial Partners, L.P.
 2   028-10566         Basswood Opportunity Fund, Inc.
 3   028-10567         Basswood International Fund, Inc.
 4   028-10568         Basswood Opportunity Partners, L.P.
 5   028-10570         Basswood Partners, L.L.C.
 6   028-11843         Whitewood Financial Partners, L.P.


* Messrs. Bennett and Matthew Lindenbaum, as Principals of Basswood Partners, L.L.C. and Basswood Capital Management, L.L.C., have investment discretion over the investment portfolios reported herein.

                               Title of              Market Value   SH/Prn    SH/ PUT/ Investment    Other    Voting Authority
Name of Issuer                   Class       CUSIP     (x1,000)     Amount    Prn CALL Discretion  Managers   Sole Shared None
Advance Auto Parts Inc       Common        00751Y106      20,802     719,781  SH        DEFINED     2,4,5,6          x
Allstate Corp                Common        020002101       4,958      90,593  SH        DEFINED       1,5            x
American Intl Group Inc      Common        026874107       4,636      78,512  SH        DEFINED       1,5            x
Annaly Mtg Mgmt Inc          Common        035710409       3,298     257,469  SH        DEFINED      1,4,5           x
Astoria Finl Corp            Common        046265104      35,475   1,165,026  SH        DEFINED      1,5,6           x
Autozone Inc                 Common        053332102       9,948     112,787  SH        DEFINED      4,5,6           x
Bank of America Corporation  Common        060505104      66,742   1,387,574  SH        DEFINED     1,4,5,6          x
Bank New York Inc            Common        064057102      24,868     772,298  SH        DEFINED     1,4,5,6          x
BB&T Corp                    Common        054937107       1,895      45,563  SH        DEFINED       5,6            x
Bear Stearns Cos Inc         Common        073902108      61,235     437,142  SH        DEFINED     1,4,5,6          x
Bearingpoint Inc             Common        074002106       2,230     266,433  SH        DEFINED       4,5            x
Beazer Homes USA Inc         Common        07556Q105       1,732      37,762  SH        DEFINED       4,5            x
Brookfield Pptys Corp        Common        112900105       2,831      88,000  SH        DEFINED       1,5            x
Burlington Northn Santa Fe C Common        12189T104       7,133      90,000  SH        DEFINED       4,5            x
Cemex S A                    SPON ADR5 ORD 151290889      31,881     559,616  SH        DEFINED      4,5,6           x
Schwab Charles Corp New      Common        808513105       1,635     102,325  SH        DEFINED      1,4,5           x
CIT Group Inc                Common        125581108       8,074     154,400  SH        DEFINED       1,5            x
Citigroup Inc                Common        172967101      36,410     754,620  SH        DEFINED     1,4,5,6          x
City Natl Corp               Common        178566105       4,863      74,705  SH        DEFINED      1,5,6           x
Comerica Inc                 Common        200340107       5,200     100,016  SH        DEFINED      1,5,6           x
Commerce Bancorp Inc NJ      Common        200519106     115,692   3,243,404  SH        DEFINED   1,2,3,4,5,6        x
Conseco Inc                  Com New       208464883       1,041      45,084  SH        DEFINED       1,5            x
Countrywide Financial Corp   Common        222372104     170,923   4,488,532  SH        DEFINED   1,2,3,4,5,6        x
Dell Inc                     Common        24702R101      20,306     830,189  SH        DEFINED   1,2,3,4,5,6        x
Fidelity Natl Finl Inc       Common        316326107      33,909     870,586  SH        DEFINED     1,4,5,6          x
Fidelity Natl Title Group In CLA           31620R105      40,613   2,064,710  SH        DEFINED   1,2,3,4,5,6        x
Fifth Third Bancorp          Common        316773100       3,459      93,607  SH        DEFINED       1,5            x
First Amern Corp Calif       Common        318522307      47,172   1,115,964  SH        DEFINED   1,2,3,4,5,6        x
First Data Corp              Common        319963104       2,348      52,126  SH        DEFINED       1,5            x
Foot Locker Inc              Common        344849104       3,413     139,344  SH        DEFINED       4,5            x
Friedman Billings Ramsey Gro CLA           358434108       3,193     291,023  SH        DEFINED     1,4,5,6          x
General Electric Co          Common        369604103       1,420      43,087  SH        DEFINED       1,5            x
Hilb Rogal and Hobbs Co      Common        431294107      33,793     906,698  SH        DEFINED   1,2,3,4,5,6        x
Home Depot Inc               Common        437076102      14,922     416,923  SH        DEFINED     2,4,5,6          x
JLG Inds Inc                 Common        466210101         771      34,279  SH        DEFINED       4,5            x
JP Morgan Chase & Co         Common        46625H100      32,462     772,901  SH        DEFINED      1,5,6           x
Lakeland Bancorp Inc         Common        511637100       2,068     131,998  SH        DEFINED        5             x
Laureate Education Inc       Common        518613104      30,266     709,964  SH        DEFINED   1,2,3,4,5,6        x
Lennar Corp                  CLA           526057104      47,151   1,062,677  SH        DEFINED   1,2,3,4,5,6        x
M/I Homes Inc                Common        55305B101      41,266   1,176,351  SH        DEFINED   1,2,3,4,5,6        x
Masco Corp                   Common        574599106      25,838     871,734  SH        DEFINED   1,2,3,4,5,6        x
McGraw Hill Cos Inc          Common        580645109      13,318     265,146  SH        DEFINED      1,4,5           x
M D  Hldgs Inc               Common        552676108      33,247     640,236  SH        DEFINED   1,2,3,4,5,6        x
Moodys Corp                  Common        615369105       5,351      98,264  SH        DEFINED      1,4,5           x
National City Corp           Common        635405103         424      11,728  SH        DEFINED        5             x
Navigant Consulting Inc      Common        63935N107       1,883      83,155  SH        DEFINED       4,5            x
NBTY Inc                     Common        628782104       2,434     101,807  SH        DEFINED       4,5            x
New York Cmnty Bancorp Inc   Common        649445103       3,952     239,371  SH        DEFINED      1,4,5           x
Pacific Cap Bancorp New      Common        69404P101       3,070      98,640  SH        DEFINED      1,5,6           x
Pulte Homes Inc              Common        745867101      49,960   1,735,324  SH        DEFINED     1,4,5,6          x
Royal Caribbean Cruises Ltd  Common        V7780T103       7,335     191,760  SH        DEFINED      4,5,6           x
Ryland Group Inc             Common        783764103       7,724     177,271  SH        DEFINED      1,4,5           x
Sovereign Bancorp Inc        Common        845905108      35,753   1,760,369  SH        DEFINED     1,4,5,6          x
Standard Pac Corp New        Common        85375C101      36,691   1,427,656  SH        DEFINED   1,2,3,4,5,6        x
Suntrust Bks Inc             Common        867914103       8,320     109,099  SH        DEFINED     1,4,5,6          x
Sysco Corp                   Common        871829107      19,953     652,922  SH        DEFINED   1,2,3,4,5,6        x
TCF Finl Corp                Common        872275102       1,479      55,928  SH        DEFINED       1,5            x
Technical Olympic USA Inc    Common        878483106      19,705   1,372,248  SH        DEFINED   1,2,3,4,5,6        x
Toll Brothers Inc            Common        889478103      84,808   3,316,688  SH        DEFINED   1,2,3,4,5,6        x
US Bancorp Del               Com New       902973304      72,815   2,357,991  SH        DEFINED   1,2,3,4,5,6        x
USI Hldgs Corp               Common        90333H101      18,663   1,391,751  SH        DEFINED   1,2,3,4,5,6        x
Valspar Corp                 Common        920355104      16,190     613,011  SH        DEFINED      4,5,6           x
Vornado Rlty Tr              SH Ben Int    929042109       4,692      48,097  SH        DEFINED       1,5            x
Wachovia Corp 2nd New        Common        929903102      23,522     434,951  SH        DEFINED     1,4,5,6          x
Washington Mut Inc           Common        939322103      27,027     592,954  SH        DEFINED      1,5,6           x
WCI Cmtys Inc                Common        92923C104      41,182   2,044,783  SH        DEFINED   1,2,3,4,5,6        x
Wells Fargo & CO New         Common        949746101      75,883   1,131,238  SH        DEFINED   1,2,3,4,5,6        x
Westamerica Bancorporation   Common        957090103       2,960      60,451  SH        DEFINED       1,5            x
Winnebago Inds Inc           Common        974637100       4,678     150,710  SH        DEFINED      4,5,6           x
Yankee Candle Inc            Common        984757104         840      33,600  SH        DEFINED       4,5            x
                                                       1,631,731